Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Feb. 28, 2023	Aug. 31, 2022
Current assets
Cash	$ 9,492	$ 8,476
Amounts receivable	2,269	2,540
Prepayments and other assets	1,328	1,206
Inventories	4,345	3,630
Total current assets	17,434	15,852
Other long-term assets	3,738	4,359
Mineral property, plant and equipment	58,212	51,634
Total assets	79,384	71,845
Current liabilities
Amounts payable and accrued liabilities	8,844	7,920
Withholding tax payable		181
Income tax payable	968	436
Current portion of deferred revenue	2,019	1,864
Current portion of lease liabilities	66
Derivative warrant liabilities	4,449	6,849
Total current liabilities	16,346	17,250
Lease liabilities	68
Deferred revenue		621
Deferred income tax liability	2,129
Provision for reclamation	2,885	2,815
Total liabilities	21,428	20,686
Equity
Share capital	164,427	163,946
Share-based payments reserve	8,031	6,825
Warrants reserve	1,700	1,700
Accumulated deficit	(121,560)	(123,673)
Equity attributable to shareholders	52,598	48,798
Non-controlling interest	5,358	2,361
Total equity	57,956	51,159
Total equity and liabilities	$ 79,384	$ 71,845